T. Rowe Price Institutional Floating Rate Fund

Supplement to Prospectus dated October 1, 2010

For shares that are purchased on or after August 15, 2011, the T. Rowe Price Institutional Floating Rate Fund will charge a redemption fee of 2% on the sale of any shares that have been held for 90 days or less. Shares that are purchased prior to August 15, 2011, will be subject to the current redemption fee of 1% on shares held for 90 days or less. Accordingly, the fee table on page 1 is revised as follows:

Fees and Expenses of the Fund

Shareholder fees (fees paid directly from your investment)
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	2.00%[a]
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.55%

Other expenses	0.00%

Total annual fund operating expenses	0.55%

a  Applies to any shares purchased on or after August 15, 2011. Shares purchased prior to August 15, 2011, are subject to a redemption fee of 1% on shares held for 90 days or less.

On page 8, in the table entitled “T. Rowe Price Institutional Funds With Redemption Fees,” the line for the T. Rowe Price Institutional Floating Rate Fund is revised as follows:

Fund	Redemption fee	Holding period
Institutional Floating Rate Fund	2%	90 days or less

The date of this supplement is May 17, 2011.

E170-041    5/17/11

T. Rowe Price Institutional Floating Rate Fund–F Class

Supplement to Prospectus dated October 1, 2010

For shares that are purchased on or after August 15, 2011, the T. Rowe Price Institutional Floating Rate Fund–F Class will charge a redemption fee of 2% on the sale of any shares that have been held for 90 days or less. Shares that are purchased prior to August 15, 2011, will be subject to the current redemption fee of 1% on shares held for 90 days or less. Accordingly, the fee table on page 1 is revised as follows:

Fees and Expenses of the Fund’s F Class

Shareholder fees (fees paid directly from your investment)
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	2.00%[a]
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.55%

Other expenses	0.15%[b]

Total annual fund operating expenses	0.70%

a  Applies to any shares purchased on or after August 15, 2011. Shares purchased prior to August 15, 2011, are subject to a redemption fee of 1% on shares held for 90 days or less.

b  Other expenses are based on estimated amounts for the current fiscal year.

On page 9, in the table entitled “T. Rowe Price F Class Fund With Redemption Fees,” the line for the T. Rowe Price Institutional Floating Rate Fund–F Class is revised as follows:

Fund	Redemption fee	Holding period
Institutional Floating Rate Fund–F Class	2%	90 days or less

The date of this supplement is May 17, 2011.

F430-041    5/17/11

T. Rowe Price Institutional High Yield Fund

Supplement to Prospectus dated October 1, 2010

For shares that are purchased on or after August 15, 2011, the T. Rowe Price Institutional High Yield Fund will charge a redemption fee of 2% on the sale of any shares that have been held for 90 days or less. Shares that are purchased prior to August 15, 2011, will be subject to the current redemption fee of 1% on shares held for 90 days or less. Accordingly, the fee table on page 1 is revised as follows:

Fees and Expenses of the Fund

Shareholder fees (fees paid directly from your investment)
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	2.00%[a]
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.50%

Other expenses	0.00%

Total annual fund operating expenses	0.50%

a  Applies to any shares purchased on or after August 15, 2011. Shares purchased prior to August 15, 2011, are subject to a redemption fee of 1% on shares held for 90 days or less.

On page 7, in the table entitled “T. Rowe Price Institutional Funds With Redemption Fees,” the line for the T. Rowe Price Institutional High Yield Fund is revised as follows:

Fund	Redemption fee	Holding period
Institutional High Yield Fund	2%	90 days or less

The date of this supplement is May 17, 2011.

E137-041    5/17/11